Organization	3 Months Ended		4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Organization
Organization

Note 1. Organization

Description of Business

Avalanche Treasury Corporation (the “Company” or “PubCo”) was incorporated in Delaware on September 22, 2025. The Company was formed to be the public registrant in connection with the Business Combination Agreement, as disclosed in Note 6.

Note 1.     Organization

Description of Business

Avalanche Treasury Corporation (the “Company” or “PubCo”) was incorporated in Delaware on September 22, 2025. The Company was formed to be the public registrant in connection with the Business Combination Agreement, as disclosed in Note 6.

Avalanche Treasury Company, LLC
Organization
Organization

Note 1. Organization

Description of Business

Avalanche Treasury Company LLC (the “Company”) was formed in Delaware on August 20, 2025. The Company operates pursuant to the terms of its limited liability company agreement (the “Operating Agreement”). The Company’s Class A membership units are held by its members whose rights and obligations are governed by the Operating Agreement. The business and affairs of the Company are managed by Dragonfly Digital Management, LLC, the sole managing member, and no vote is required by the members, except for the specific provisions as described in the Operating Agreement. Any action requiring members to act as a class will require the approval of the majority of the outstanding units. Profits and losses are allocated to the members pro rata in accordance with their units. Distributions to the members are made at the discretion of the members, subject to the terms of the Operating Agreement. The debts, obligations, and liabilities of the Company are solely debts, obligations, and liabilities and none of the members are obligated personally. The Company will dissolve upon the first to occur (i) the written consent of the managing member and members, (ii) an event that makes it unlawful for the business of the Company to be carried on, or (iii) the termination of the Business Combination Agreement, as disclosed in Note 9.

The Company was formed in connection with the Business Combination Agreement and will be a subsidiary of Avalanche Treasury Corporation which operates in the blockchain industry. The Company accumulates tokens and stakes the assets to earn rewards.

On October 1, 2025, the Company entered into a Business Combination Agreement (the “Agreement”) with Mountain Lake Acquisition Corp. (“SPAC”), Avalanche Treasury Corporation (“Pubco”), Avalanche SPAC Merger Sub LLC (“SPAC Merger Sub”), Avalanche Company Merger Sub LLC (“Company Merger Sub,” and together with SPAC Merger Sub, the “Pubco Subsidiaries”), and Dragonfly Digital Management, LLC (the “Seller”), pursuant to which the transactions contemplated therein (collectively, the “Closing”) will be consummated (See Note 9). Concurrently with the signing of the Agreement, Pubco, the Company and the SPAC entered into the subscription agreements (“the Company Unit Subscription Agreements”) with certain investors (the “Company Unit Investors”) pursuant to which the Company Unit Investors agreed to purchase, payable in cash, USD Coin (“USDC”) or AVAX (or a combination of cash, USDC and/or AVAX), and the Company issued 21,563,032 membership units (the “Company Units”) at a contractual price of $10.00 per Company Unit, resulting in an aggregate contractual value of approximately $216.0 million. The aggregate fair value of the Company Units issued was $180.4 million as of the date the contributions were received (see Note 9).

Concurrently with the execution of the Agreement, the Company, the Seller, Pubco, Avalanche (BVI), Inc., a company incorporated in the British Virgin Islands (“Avalanche BVI”) and Avalanche Cayman, a Cayman Islands exempted company “(Avalanche Cayman” and together with Avalanche BVI, the “Foundation”) entered into an asset sale and contribution agreement (the “Contribution Agreement”), pursuant to which (a) the Foundation sold a minimum of $200 million of AVAX tokens on a pre-discount basis to the Company on the terms and subject to the conditions set forth in a token sale agreement (the “TSA”) by and between the Company and the Foundation (the “Foundation Transaction”) and (b) the Seller contributed, directly and indirectly through Dragonfly Ventures L.P and Dragonfly Ventures II, L.P (the “Funds”) and together with the other Seller controlled vehicles (the “Seller Related Parties”), 1,960,040 AVAX in exchange for 5,805,638 Company membership units at the per unit price, with an approximate contractual value of approximately $58 million and a fair value of $29.6 million as of the date the contribution was received (the “Dragonfly Contribution”) (See Note 9).

Pursuant to the TSA, the Foundation sold a minimum of $200 million AVAX tokens on a pre-discount basis to the Company in exchange for, at a 60% discount (i) $50 million in cash and USDC and (ii) $30 million in the form of 3,000,000 shares of Pubco Class A stock to be issued at the Closing (the “Foundation Shares”) (See Note 9). The Company received 7,317,966 AVAX tokens with a fair value of $142.2 million as of the date of purchase. As of March 31, 2026 and December 31, 2025, the fair value of the token sale liability was $15,203,085 and $40,010,988 respectively, as presented on the accompanying balance sheet.

Note 1.     Organization

Description of Business

Avalanche Treasury Company LLC (the “Company”) was formed in Delaware on August 20, 2025. The Company operates pursuant to the terms of its limited liability company agreement (the “Operating Agreement”). The Company’s Class A membership units are held by its members whose rights and obligations are governed by the Operating Agreement. The business and affairs of the Company are managed by Dragonfly Digital Management, LLC, the sole managing member, and no vote is required by the members, except for the specific provisions as described in the Operating Agreement. Any action requiring members to act as a class will require the approval of the majority of the outstanding units. Profits and losses are allocated to the members pro rata in accordance with their units. Distributions to the members are made at the discretion of the members, subject to the terms of the Operating Agreement. The debts, obligations, and liabilities of the Company are solely debts, obligations, and liabilities and none of the members are obligated personally. The Company will dissolve upon the first to occur (i) the written consent of the managing member and members, (ii) an event that makes it unlawful for the business of the Company to be carried on, or (iii) the termination of the Business Combination Agreement, as disclosed in Note 10.

The Company was formed in connection with the Business Combination Agreement and will be a subsidiary of Avalanche Treasury Corporation which operates in the blockchain industry. The Company accumulates tokens and stakes the assets to earn rewards.

On October 1, 2025, the Company entered into a Business Combination Agreement (the “Agreement”) with Mountain Lake Acquisition Corp. (“SPAC”), Avalanche Treasury Corporation (“Pubco”), Avalanche SPAC Merger Sub LLC (“SPAC Merger Sub”), Avalanche Company Merger Sub LLC (“Company Merger Sub,” and together with SPAC Merger Sub, the “Pubco Subsidiaries”), and Dragonfly Digital Management, LLC (the “Seller”), pursuant to which the transactions contemplated therein (collectively, the “Closing”) will be consummated (See Note 10). Concurrently with the signing of the Agreement, Pubco, the Company and the SPAC entered into the subscription agreements (“the Company Unit Subscription Agreements”) with certain investors (the “Company Unit Investors”) pursuant to which the Company Unit Investors agreed to purchase, payable in cash, USD Coin (“USDC”) or AVAX (or a combination of cash, USDC and/or AVAX), and the Company issued 21,563,032 membership units (the “Company Units”) at a contractual price of $10.00 per Company Unit, resulting in an aggregate contractual value of approximately $216.0 million. The aggregate fair value of the Company Units issued was $180.4 million as of the date the contributions were received (see Note 10).

Concurrently with the execution of the Agreement, the Company, the Seller, Pubco, Avalanche (BVI), Inc., a company incorporated in the British Virgin Islands (“Avalanche BVI”) and Avalanche Cayman, a Cayman Islands exempted company (“Avalanche Cayman” and together with Avalanche BVI, the “Foundation”) entered into an asset sale and contribution agreement (the “Contribution Agreement”), pursuant to which (a) the Foundation sold a minimum of $200 million of AVAX tokens on a pre-discount basis to the Company on the terms and subject to the conditions set forth in a token sale agreement (the “TSA”) by and between the Company and the Foundation (the “Foundation Transaction”) and (b) the Seller contributed, directly and indirectly through Dragonfly Ventures L.P and Dragonfly Ventures II, L.P (the “Funds”) and together with the other Seller controlled vehicles (the “Seller Related Parties”), 1,960,040 AVAX in exchange for 5,805,638 Company membership units at the per unit price, with an approximate contractual value of approximately $58 million and a fair value of $29.6 million as of the date the contribution was received (the “Dragonfly Contribution”) (See Note 10).

Pursuant to the TSA, the Foundation sold a minimum of $200 million AVAX tokens on a pre-discount basis to the Company in exchange for, at a 60% discount (i) $50 million in cash and USDC and (ii) $30 million in the form of 3,000,000 shares of Pubco Class A stock to be issued at the Closing (the “Foundation Shares”) (See Note 10). The Company received 7,317,966 AVAX tokens with a fair value of $142.2 million as of the date of purchase. As of December 31, 2025, the fair value of the token sale liability was $40.0 million as presented on the accompanying balance sheet.